Income Taxes - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
National Corporate Tax	30.00%	30.00%	30.00%
Corporate Inhabitant Tax	6.00%	6.00%	6.00%
Deductible Corporate Enterprise Tax and Special Local Corporate Tax	8.00%	8.00%	8.00%
Statutory income tax rate	40.80%	40.80%	40.80%
Effective income tax rate	40.40%	40.40%	39.50%